T. ROWE PRICE Global High Income Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Corporate Bonds 0.1%
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 237,660 194
Total Argentina (Cost
$203
)
194
BRAZIL 3.3%
Corporate Bonds 3.3%
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (2) 415,000 440
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2) 525,000 557
Banco do Brasil, VR, 9.00% (USD) (2)(3) 1,275,000 1,395
CSN Resources, 7.625%, 2/13/23 (USD) (1) 1,435,000 1,491
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)  690,000 718
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD) (1) 815,000 824
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)  425,000 438
Petrobras Global Finance, 6.75%, 6/3/50 (USD)  1,205,000 1,288
Total Brazil (Cost
$6,772
)
7,151
CANADA 1.3%
Corporate Bonds 1.3%
Methanex, 5.125%, 10/15/27 (USD)  320,000 327
Methanex, 5.25%, 12/15/29 (USD)  695,000 717
Methanex, 5.65%, 12/1/44 (USD)  464,000 460
Seven Generations Energy, 5.375%, 9/30/25 (USD) (1) 1,360,000 1,409
Total Canada (Cost
$2,751
)
2,913
CHILE 1.2%
Convertible Bonds 0.5%
Liberty Latin America, 2.00%, 7/15/24 (USD)  1,010,000 1,002
1,002
Corporate Bonds 0.7%
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 775,000 799
VTR Finance, 6.375%, 7/15/28 (USD) (1) 686,000 743
1,542
Total Chile (Cost
$2,174
)
2,544

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 5.2%
Corporate Bonds 5.2%
China Evergrande Group, 8.25%, 3/23/22 (USD)  450,000 429
CIFI Holdings Group, 6.00%, 7/16/25 (USD)  1,012,000 1,078
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  580,000 620
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)  1,260,000 1,289
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 1,161
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  1,020,000 1,056
Times China Holdings, 5.75%, 1/14/27 (USD)  909,000 880
Times China Holdings, 6.20%, 3/22/26 (USD)  1,450,000 1,484
Times China Holdings, 6.75%, 7/8/25 (USD)  500,000 524
Yanlord Land HK, 6.75%, 4/23/23 (USD)  955,000 988
Yanlord Land HK, 6.80%, 2/27/24 (USD)  940,000 992
Yuzhou Group Holdings, 7.85%, 8/12/26 (USD)  426,000 364
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)  400,000 361
Total China (Cost
$11,161
)
11,226
CONGO 0.8%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 447
447
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,306
1,306
Total Congo (Cost
$1,631
)
1,753
FRANCE 2.0%
Corporate Bonds 2.0%
Altice France, 3.375%, 1/15/28 (1) 100,000 114
Altice France, 3.375%, 1/15/28  150,000 171
Altice France, 4.125%, 1/15/29 (1) 135,000 158
Altice France, 7.375%, 5/1/26 (USD) (1) 200,000 208
Banijay Entertainment, 3.50%, 3/1/25 (1) 250,000 295
Banijay Entertainment, 3.50%, 3/1/25  550,000 649
CAB, 3.375%, 2/1/28 (1) 680,000 794
Laboratoire Eimer, 5.00%, 2/1/29 (1) 280,000 333
Louvre Bidco, 4.25%, 9/30/24  500,000 585
Loxam, 6.00%, 4/15/25 (1) 200,000 236

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Loxam, 6.00%, 4/15/25  750,000 884
Total France (Cost
$4,359
)
4,427
GERMANY 1.7%
Corporate Bonds 1.7%
Consus Real Estate, 9.625%, 5/15/24 (1) 575,000 710
Consus Real Estate, 9.625%, 5/15/24  500,000 617
Douglas, 6.25%, 7/15/22  300,000 352
Garfunkelux Holdco 3, 6.75%, 11/1/25 (1) 360,000 436
Vertical Holdco, 6.625%, 7/15/28 (1) 805,000 1,010
Vertical Midco, 4.375%, 7/15/27 (1) 405,000 499
Total Germany (Cost
$3,333
)
3,624
INDIA 2.0%
Corporate Bonds 2.0%
ABJA Investment, 5.45%, 1/24/28 (USD)  1,545,000 1,594
JSW Steel, 5.95%, 4/18/24 (USD)  1,080,000 1,153
Periama Holdings, 5.95%, 4/19/26 (USD)  600,000 634
Tata Motors, 5.875%, 5/20/25 (USD)  200,000 213
TML Holdings Pte, 5.75%, 5/7/21 (USD)  750,000 751
Total India (Cost
$4,160
)
4,345
ISRAEL 1.2%
Corporate Bonds 1.2%
Teva Pharmaceutical Finance Netherlands II, 1.25%, 3/31/23
(EUR)  525,000 604
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25 (EUR)  530,000 653
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  950,000 1,225
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  200,000 212
Total Israel (Cost
$2,437
)
2,694
ITALY 1.2%
Corporate Bonds 1.2%
F-Brasile, Series XR, 7.375%, 8/15/26 (USD) (1) 675,000 678
Inter Media & Communication, 4.875%, 12/31/22  468,270 535
International Game Technology, 4.125%, 4/15/26 (USD) (1) 335,000 347

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sofima Holding, 3.75%, 1/15/28 (1) 905,000 1,068
Total Italy (Cost
$2,670
)
2,628
LUXEMBOURG 1.1%
Corporate Bonds 1.1%
Altice Financing, 3.00%, 1/15/28  1,030,000 1,154
Altice Finco, 4.75%, 1/15/28  650,000 737
Altice France Holding, 8.00%, 5/15/27 (1) 475,000 605
Total Luxembourg (Cost
$2,103
)
2,496
MACAO 1.0%
Corporate Bonds 1.0%
Melco Resorts Finance, 5.375%, 12/4/29 (USD) (1) 400,000 426
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 455,000 457
Wynn Macau, 5.50%, 10/1/27 (USD) (1) 865,000 905
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 355,000 372
Total Macao (Cost
$2,087
)
2,160
MEXICO 1.8%
Corporate Bonds 1.8%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  725,000 721
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  1,555,000 1,628
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,900,000 1,619
Total Mexico (Cost
$3,379
)
3,968
MOROCCO 0.7%
Corporate Bonds 0.7%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 1,380,000 1,480
Total Morocco (Cost
$1,387
)
1,480
NETHERLANDS 2.5%
Corporate Bonds 2.5%
IPD 3, 5.50%, 12/1/25 (1) 685,000 829
LeasePlan, VR, 7.375% (2)(3) 970,000 1,239
Sigma Holdco, 5.75%, 5/15/26 (1) 735,000 829
Summer BidCo, 9.00% (9.00% Cash or 9.75% PIK), 11/15/25 (4) 655,469 788

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 130,000 156
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1) 200,000 217
Ziggo, 2.875%, 1/15/30 (1) 115,000 135
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 819
Ziggo Bond, 6.00%, 1/15/27 (USD) (1) 400,000 418
Total Netherlands (Cost
$5,254
)
5,430
NORWAY 0.2%
Corporate Bonds 0.2%
DNB Bank, VR, 6.50% (USD) (2)(3) 375,000 389
Total Norway (Cost
$385
)
389
OMAN 1.1%
Corporate Bonds 1.1%
Lamar Funding, 3.958%, 5/7/25 (USD)  885,000 888
OmGrid Funding, 5.196%, 5/16/27 (USD)  1,550,000 1,599
Total Oman (Cost
$2,236
)
2,487
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 400,000 427
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1) 1,120,000 1,189
Total Panama (Cost
$1,522
)
1,616
PERU 0.8%
Corporate Bonds 0.8%
Hudbay Minerals, 4.50%, 4/1/26 (USD) (1) 400,000 416
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1) 156,000 167
Nexa Resources, 6.50%, 1/18/28 (USD) (1) 915,000 1,052
Total Peru (Cost
$1,466
)
1,635
POLAND 0.2%
Corporate Bonds 0.2%
CANPACK, 2.375%, 11/1/27 (EUR) (1) 425,000 507
Total Poland (Cost
$497
)
507

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.4%
Corporate Bonds 0.4%
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 943
Total Romania (Cost
$880
)
943
SERBIA 0.3%
Corporate Bonds 0.3%
United Group, 3.625%, 2/15/28 (EUR) (1) 575,000 656
Total Serbia (Cost
$635
)
656
SOUTH AFRICA 0.4%
Corporate Bonds 0.4%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR) (1) 680,000 800
Total South Africa (Cost
$809
)
800
SPAIN 1.4%
Corporate Bonds 1.4%
Cirsa Finance International, 6.25%, 12/20/23  700,000 832
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 320,000 377
LHC3, 4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (4) 400,000 476
LHC3, 4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (1)(4) 235,000 279
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 860,000 1,034
Total Spain (Cost
$2,918
)
2,998
SWITZERLAND 0.5%
Corporate Bonds 0.5%
Credit Suisse Group, VR, 7.50% (USD) (1)(2)(3) 500,000 539
UBS Group, VR, 7.125% (USD) (2)(3) 500,000 509
Total Switzerland (Cost
$1,058
)
1,048
THAILAND 0.5%
Corporate Bonds 0.5%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  1,060,000 1,085
Total Thailand (Cost
$1,088
)
1,085

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TURKEY 0.5%
Corporate Bonds 0.5%
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  925,000 992
Total Turkey (Cost
$1,030
)
992
UKRAINE 1.1%
Corporate Bonds 1.1%
Kernel Holding, 6.75%, 10/27/27 (USD) (1) 1,075,000 1,151
Kernel Holding, 6.75%, 10/27/27 (USD)  300,000 321
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1) 525,000 544
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  425,000 441
Total Ukraine (Cost
$2,299
)
2,457
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
ADES International Holding, 8.625%, 4/24/24 (USD)  200,000 207
MAF Global Securities, VR, 6.375% (USD) (2)(3) 1,600,000 1,706
Total United Arab Emirates (Cost
$1,911
)
1,913
UNITED KINGDOM 4.6%
Corporate Bonds 4.6%
AA Bond, 6.50%, 1/31/26 (1) 360,000 511
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 996
Bellis Finco, 4.00%, 2/16/27 (1) 365,000 504
Cabot Financial Luxembourg, 7.50%, 10/1/23  407,963 573
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 445,000 509
eG Global Finance, 4.375%, 2/7/25 (EUR)  650,000 744
Iceland Bondco, 4.625%, 3/15/25  1,000,000 1,359
Jerrold Finco, 4.875%, 1/15/26 (1) 1,130,000 1,581
Standard Chartered, VR, 7.50% (USD) (1)(2)(3) 500,000 524
Virgin Media Secured Finance, 4.25%, 1/15/30 (1) 790,000 1,089
Virgin Media Secured Finance, 5.25%, 5/15/29 (1) 100,000 147
Virgin Media Secured Finance, 5.25%, 5/15/29  275,000 404
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 425
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 572
Total United Kingdom (Cost
$9,385
)
9,938

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 56.5%
Bank Loans 8.5% (5)
ADMI, FRN, 1M USD LIBOR + 3.25%, 3.75%, 12/23/27  1,335,000 1,322
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%,
9/19/25 (6) 630,000 633
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.359%, 1/31/28 (6) 785,424 799
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.453%, 2/11/26  275,000 275
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  452,398 435
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/21/24  1,165,264 1,171
Cano Health, FRN, 1M USD LIBOR + 4.75%, 5.299%, 11/23/27 (7) 983,195 983
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27  925,000 926
CPI Holdco, FRN, 1M USD LIBOR + 4.00%, 4.109%, 11/4/26  1,496,222 1,494
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27 (6) 1,017,450 1,012
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7/10/25 (6) 210,000 210
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25  1,108,800 1,109
Intelsat Jackson Holdings, 8.625%, 1/2/24  230,000 234
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  288,637 292
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%, 11/27/23  155,000 157
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 3.859%,
8/6/26  882,765 879
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28 (6) 550,000 549
Peraton, FRN, 1M USD LIBOR + 8.00%, 2/1/29 (6)(8) 375,000 381
RealPage, FRN, 3M USD LIBOR + 6.50%, 2/17/29 (6)(8) 465,000 477
Sabre GLBL, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27 (6) 1,546,125 1,561
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  705,000 701
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  582,079 582
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27  855,000 874
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  540,000 537
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (6) 905,000 917
18,510
Convertible Bonds 0.7%
Blackstone Mortgage Trust, 4.375%, 5/5/22  1,300,000 1,336
Cheniere Energy, 4.25%, 3/15/45  375,000 307
1,643
Convertible Preferred Stocks 1.4%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 419 470
Avantor, Series A, 6.25%, 5/15/22  4,735 427
NextEra Energy, 4.872%, 9/1/22  11,150 638

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Targa Resources, Series A, Acquisition Date: 10/30/17 - 2/10/21,
Cost $1,506, 9.50% (3)(9) 1,490 1,581
3,116
Corporate Bonds 45.9%
Acrisure, 7.00%, 11/15/25 (1) 705,000 728
Albertsons, 3.50%, 3/15/29 (1) 1,100,000 1,046
Albertsons, 4.875%, 2/15/30 (1) 1,315,000 1,348
Albertsons, 7.50%, 3/15/26 (1) 250,000 275
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 765,000 820
American Airlines, 5.50%, 4/20/26 (1) 845,000 878
American Airlines, 5.75%, 4/20/29 (1) 700,000 745
AmWINS Group, 7.75%, 7/1/26 (1) 800,000 854
ANGI Group, 3.875%, 8/15/28 (1) 515,000 513
Arconic, 6.125%, 2/15/28 (1) 895,000 953
Ardagh Packaging Finance, 5.25%, 4/30/25 (1) 735,000 772
Ashland Services, 2.00%, 1/30/28 (EUR) (1) 715,000 832
Ashland Services, 2.00%, 1/30/28 (EUR)  470,000 547
B&G Foods, 5.25%, 9/15/27  240,000 248
Bausch Health, 7.00%, 1/15/28 (1) 370,000 402
Bausch Health, 7.25%, 5/30/29 (1) 995,000 1,109
Bausch Health Americas, 8.50%, 1/31/27 (1) 900,000 999
Boxer Parent, 6.50%, 10/2/25 (EUR) (1) 185,000 231
Boxer Parent, 7.125%, 10/2/25 (1) 280,000 301
Boxer Parent, 9.125%, 3/1/26 (1) 215,000 229
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,200,000 1,522
CCO Holdings, 4.50%, 8/15/30 (1) 1,525,000 1,552
Cedar Fair, 6.50%, 10/1/28 (1) 1,160,000 1,247
Cheniere Energy, 4.625%, 10/15/28 (1) 1,210,000 1,255
Chesapeake Energy, 5.50%, 2/1/26 (1) 185,000 192
Chesapeake Energy, 5.875%, 2/1/29 (1) 405,000 430
Chobani, 4.625%, 11/15/28 (1) 590,000 603
Chobani, 7.50%, 4/15/25 (1) 975,000 1,012
Citgo Holding, 9.25%, 8/1/24 (1) 565,000 565
CITGO Petroleum, 7.00%, 6/15/25 (1) 520,000 534
Clarios Global, 4.375%, 5/15/26 (EUR)  690,000 837
Clarios Global, 8.50%, 5/15/27 (1) 920,000 990
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 755,000 747
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1) 950,000 956
Clear Channel Worldwide Holdings, 9.25%, 2/15/24  301,000 313
Cleveland-Cliffs, 9.875%, 10/17/25 (1) 427,000 496
Compass Minerals International, 6.75%, 12/1/27 (1) 635,000 683
Constellium, 5.625%, 6/15/28 (1) 415,000 437
Continental Resources, 4.375%, 1/15/28  240,000 253
Continental Resources, 4.50%, 4/15/23  151,000 156
Continental Resources, 5.75%, 1/15/31 (1) 625,000 703

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 759
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 909
Dana, 5.625%, 6/15/28  737,000 782
Dave & Buster's, 7.625%, 11/1/25 (1) 1,395,000 1,489
DCP Midstream, Series A, VR, 7.375% (2)(3) 170,000 152
DCP Midstream Operating, 6.45%, 11/3/36 (1) 50,000 56
DCP Midstream Operating, 6.75%, 9/15/37 (1) 130,000 145
DCP Midstream Operating, 8.125%, 8/16/30  85,000 110
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2) 450,000 401
Diamond, 5.625%, 8/15/25 (EUR)  860,000 1,032
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 660,000 816
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 635,000 912
Entercom Media, 6.75%, 3/31/29 (1) 1,085,000 1,120
EQT, 8.50%, 2/1/30  905,000 1,149
Exterran Energy Solutions, 8.125%, 5/1/25  410,000 377
FAGE International, 5.625%, 8/15/26 (1) 1,100,000 1,136
Ford Motor, 9.00%, 4/22/25  1,330,000 1,608
Freeport-McMoRan, 5.25%, 9/1/29  800,000 875
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
3.514% (3) 2,130,000 2,013
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1) 1,255,000 1,352
GrafTech Finance, 4.625%, 12/15/28 (1) 620,000 625
Hecla Mining, 7.25%, 2/15/28  935,000 1,000
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 257
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 289
Hillenbrand, 3.75%, 3/1/31  770,000 750
Howard Hughes, 4.125%, 2/1/29 (1) 420,000 411
Howard Hughes, 4.375%, 2/1/31 (1) 380,000 371
Howard Hughes, 5.375%, 8/1/28 (1) 635,000 667
Hughes Satellite Systems, 6.625%, 8/1/26  1,020,000 1,127
iHeartCommunications, 6.375%, 5/1/26  17,735 19
iHeartCommunications, 8.375%, 5/1/27  548,446 586
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 1,030,000 1,224
Kosmos Energy, 7.125%, 4/4/26 (1) 985,000 951
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,930,000 2,054
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 550,000 584
Life Time, 5.75%, 1/15/26 (1) 175,000 180
Matador Resources, 5.875%, 9/15/26  188,000 182
Mauser Packaging Solutions Holding, 5.50%, 4/15/24 (1) 410,000 416
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1) 1,000,000 999
MDC Partners, STEP, 7.50%, 5/1/24 (1) 1,370,000 1,387
MGIC Investment, 5.25%, 8/15/28  190,000 197
Navient, 4.875%, 3/15/28  460,000 450
Navient, 6.75%, 6/15/26  1,415,000 1,534
Netflix, 3.875%, 11/15/29 (EUR) (1) 295,000 412
Netflix, 4.625%, 5/15/29 (EUR)  870,000 1,265

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
New Albertsons, 7.45%, 8/1/29  20,000 23
New Albertsons, 8.00%, 5/1/31  10,000 12
NGL Energy Operating, 7.50%, 2/1/26 (1) 1,245,000 1,276
Occidental Petroleum, 2.70%, 2/15/23  31,000 31
Occidental Petroleum, 2.90%, 8/15/24  475,000 468
Occidental Petroleum, 5.50%, 12/1/25  380,000 400
Occidental Petroleum, 6.625%, 9/1/30  1,300,000 1,456
Occidental Petroleum, 6.95%, 7/1/24  65,000 71
Occidental Petroleum, 8.875%, 7/15/30  475,000 597
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1) 381,000 416
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1) 270,000 290
Pactiv, 8.375%, 4/15/27  905,000 1,032
Peach Property Finance, Acquisition Date: 10/15/20, Cost $1,252,
4.375%, 11/15/25 (EUR) (1)(9) 1,070,000 1,306
PetSmart, 4.75%, 2/15/28 (1) 820,000 838
PetSmart, 7.75%, 2/15/29 (1) 1,230,000 1,322
PG&E, 5.00%, 7/1/28  185,000 195
PG&E, 5.25%, 7/1/30  205,000 217
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 1,430,000 1,546
Post Holdings, 4.50%, 9/15/31 (1) 765,000 754
Post Holdings, 5.625%, 1/15/28 (1) 725,000 764
Presidio Holdings, 4.875%, 2/1/27 (1) 205,000 209
Presidio Holdings, 8.25%, 2/1/28 (1) 455,000 496
Prime Security Services Borrower, 5.75%, 4/15/26 (1) 320,000 344
Prime Security Services Borrower, 6.25%, 1/15/28 (1) 435,000 450
Range Resources, 8.25%, 1/15/29 (1) 245,000 262
Range Resources, 9.25%, 2/1/26  950,000 1,032
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 825,000 893
Royal Caribbean Cruises, 5.25%, 11/15/22  500,000 514
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 700,000 704
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 628,000 730
Sabre GLBL, 9.25%, 4/15/25 (1) 165,000 197
Shea Homes, 4.75%, 2/15/28 (1) 285,000 290
Shea Homes, 4.75%, 4/1/29 (1) 335,000 338
Surgery Center Holdings, 10.00%, 4/15/27 (1) 840,000 926
T-Mobile USA, 3.50%, 4/15/31  1,090,000 1,091
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 325,000 320
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 695,000 744
Targa Resources Partners, 6.875%, 1/15/29  210,000 231
Tenet Healthcare, 6.125%, 10/1/28 (1) 480,000 500
Tenet Healthcare, 6.875%, 11/15/31  550,000 610
Tenet Healthcare, 7.50%, 4/1/25 (1) 185,000 199
Tenneco, 7.875%, 1/15/29 (1) 1,460,000 1,643
Terraform Global Operating, 6.125%, 3/1/26 (1) 1,090,000 1,117
Terrier Media Buyer, 8.875%, 12/15/27 (1) 1,420,000 1,527
Townsquare Media, 6.875%, 2/1/26 (1) 840,000 895

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TransDigm, 6.25%, 3/15/26 (1) 965,000 1,020
TransDigm, 8.00%, 12/15/25 (1) 250,000 272
Triton Water Holdings, 6.25%, 4/1/29 (1) 490,000 498
Tronox, 4.625%, 3/15/29 (1) 1,085,000 1,085
U.S. Renal Care, 10.625%, 7/15/27 (1) 1,085,000 1,192
United Natural Foods, 6.75%, 10/15/28 (1) 640,000 683
Vine Energy Holdings, 6.75%, 4/15/29 (1) 1,100,000 1,100
Weekley Homes, 4.875%, 9/15/28 (1) 275,000 282
99,851
Total United States (Cost
$118,066
)
123,120
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 0.04% (10)(11) 8,192,515 8,193
Total Short-Term Investments (Cost $8,193) 8,193
Total Investments in Securities 101.0%
(Cost $210,239) $ 219,810
Other Assets Less Liabilities (1.0)% (2,093)
Net Assets 100.0% $ 217,717
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$113,150 and represents 52.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of March 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $261 and was valued at $263 (0.1% of net assets).
(8) Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,887 and represents 1.3% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/30/21 USD 8,527 GBP 6,190 $ (7)
Barclays Bank 4/30/21 USD 25,457 EUR 21,524 200
Canadian Imperial Bank
of Commerce 4/30/21 USD 12,554 EUR 10,602 113
Net unrealized gain (loss) on open forward
currency exchange contracts $ 306

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 10,964  ¤  ¤ $ 8,193^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,193.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global High Income Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

T. ROWE PRICE Global High Income Bond Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global High Income Bond Fund

F36-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 189,991 $ — $ 189,991
Bank Loans — 17,652 858 18,510
Convertible Preferred Stocks — 3,116 — 3,116
Short-Term Investments 8,193 — — 8,193
Total Securities 8,193 210,759 858 219,810
Forward Currency Exchange
Contracts — 313 — 313
Total $ 8,193 $ 211,072 $ 858 $ 220,123
Liabilities
Forward Currency Exchange
Contracts $ — $ 7 $ — $ 7
1
Includes Convertible Bonds and Corporate Bonds.